Redeemable Noncontrolling Interests (Changes in Redeemable Noncontrolling Interests) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Beginning Balance	¥ 7,467	¥ 66,901	¥ 53,177
Adjustment of redeemable noncontrolling interests to redemption value	(1,293)	(7,557)	220
Transaction with noncontrolling interests	0	(3,606)	2,269
Comprehensive income
Net Income	432	819	4,970
Other comprehensive income (loss)
Net change of foreign currency translation adjustments	(58)	919	9,295
Total other comprehensive income (loss)	(58)	919	9,295
Comprehensive income	374	1,738	14,265
Cash dividends	0	(11,272)	(3,030)
Property dividends	0	(3,776)	0
Partial sale of the parent's ownership interest in subsidiaries that results in the loss of control	0	(34,961)	0
Ending Balance	¥ 6,548	¥ 7,467	¥ 66,901